Financial expenses (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Expenses
Financial expenses		R$ (2,762,963)	R$ (1,745,213)	R$ (1,242,255)
Interest on taxes and fees		(187,778)	(61,745)	(43,616)
Swap interest		(644,280)	(352,029)	(45,970)
Interest on lease		(1,333,007)	(845,033)	(766,263)
InterestExpenseOnMonetaryAdjustments	[1]	(336,046)	(247,200)	(161,892)
Discounts granted		(48,774)	(52,509)	(33,725)
Other expenses		R$ (213,078)	R$ (186,697)	R$ (190,789)

[1]	A major portion related to: (i) inflation adjustment of lawsuits, in the amount of R$ 146,642 - see Note 25 (R$ 111,949 as of December 31, 2021); and (ii) inflation adjustment on loans and financing and authorizations, in the amount of R$ 166,411 (R$ 114,980 on December 31, 2021).